Acquisition (Tables)	12 Months Ended
Dec. 31, 2022
Acquisition [Abstract]
Schedule of purchase price to assets acquired and liabilities
Cash and cash equivalents	$811,773
Prepaid expenses and other current assets	1,977
Balance with the Company (*)	50,000
Investment in the Company’s shares (**)	122,482
CLA provided to the Company (*)	167,188
Liability to Israel Innovation Authority	(1,006,605)
Accrued expenses and other current liabilities	(123)
Goodwill (***)	265,089
Total purchase price	$411,781

(*)	Such amount was eliminated at the consolidated level.

(**)	Such amount was recorded as treasury stock within the consolidated statements of shareholders’ equity (deficit) for the year ended December 31, 2020.

(***)	Such amount was impaired following the purchase date since Jet CU has no activity and was recorded within the consolidated statements of comprehensive loss for the year ended December 31, 2020.